UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments- 101.0%
	Asset-Backed Securities — 20.3%
998	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	1,001
	AmeriCredit Automobile Receivables Trust,
1,519	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,498
2,473	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	2,465
	Capital One Auto Finance Trust,
601	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	597
2,650	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	2,634
1,850	Capital One Multi-Asset Execution Trust, Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	1,845
72	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	73
1,700	Citibank Credit Card Issuance Trust, Series 2006, Class C4, FRN, 5.54%, 01/09/12 (m)	1,699
3,050	Citigroup Mortgage Loan Trust Inc, Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	3,005
1,231	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,221
3,843	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,796
4,550	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF4, Class A2, FRN, 5.51%, 03/25/36	4,546
3,350	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.68%, 02/25/36	3,348
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.02%, 10/20/14 (e)	500
3,200	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.50%, 07/25/36	3,199
4,419	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN, 5.51%, 01/25/36	4,402
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, FRN, 5.51%, 03/25/36	4,252
3,550	MASTR Asset-Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.51%, 01/25/36	3,543
2,100	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.52%, 01/25/37	2,099
2,650	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.62%, 09/25/36	2,650
1,841	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	1,825
1,773	Onyx Acceptance Grantor Trust, Series 2003-D, Series A4, 3.20%, 03/15/10	1,753
3,000	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.52%, 04/25/35	3,001
3,850	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.51%, 03/25/36	3,848
2,950	Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.50%, 12/25/35	2,950
2,563	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	2,522
1,232	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	1,220
2,410	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	2,390

	Total Asset-Backed Securities (Cost $68,174)	67,882

	Collateralized Mortgage Obligations — 11.4%
	Agency CMO — 5.1%
	Federal Home Loan Mortgage Corp.,
28,207	Series 240, Class S22, IF, IO, 1.83%, 07/01/36 (m)	2,242
4,606	Series 2564, Class LS, IF, IO, 2.33%, 01/15/17 (m)	218
5,274	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	107
2,558	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	259
1,849	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	83
12,251	Series 2791, Class SI, IF, IO, 1.83%, 12/15/31 (m)	720
13,354	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	815
18,700	Series 2850, Class SM, IF, IO, 1.83%, 12/15/30 (m)	777
4,240	Series 2894, Class S, IF, IO, 1.88%, 03/15/31 (m)	228
4,161	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	319
	Federal National Mortgage Association,
3,470	Series 2003-3, Class HS, IF, IO, FRN, 2.33%, 09/25/16 (m)	151
4,225	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	193
6,264	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	454
3,162	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	3,191

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

3,939	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	3,975
3,393	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	3,424
	Government National Mortgage Association,
10	Series 2002-24, Class FA, FRN, 5.82%, 04/16/32	10
757	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	18
2,188	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	104
274	Series 2004-46, Class IH, IO, 5.50%, 04/20/25	2

		17,290

	Non-Agency CMO — 6.3%
72	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	71
1,882	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	1,867
3,897	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	3,814
2,289	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	2,275
1,496	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36	1,492
3,072	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35	3,044
2,915	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.98%, 06/25/34	2,900
	Wells Fargo Mortgage-Backed Securities Trust,
1,918	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	1,897
3,637	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	3,633

		20,993

	Total Collateralized Mortgage Obligations (Cost $39,028)	38,283

	Commercial Mortgage-Backed Securities — 16.7%
1,150	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,121
10,644	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	10,566
1,800	CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	1,853
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,350
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m) Greenwich Capital Commercial Funding Corp.,	3,615
1,350	Series 2003-C1, Class A2, 3.29%, 07/05/35	1,298
1,800	Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	1,788
2,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38	1,967
	LB-UBS Commercial Mortgage Trust,
3,050	Series 2003-C1, Class A2, 3.32%, 03/15/27	3,001
5,600	Series 2003-C5, Class A2, 3.48%, 07/15/27	5,479
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29	3,282
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29	5,038
2,900	Series 2007-C1, Class A2, 5.32%, 02/15/40	2,875
1,300	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A2, VAR, 5.22%, 11/12/37	1,293
	Morgan Stanley Capital I,
5,368	Series 1998-HF2, Class A2, 6.48%, 11/15/30	5,399
3,100	Series 2006-T21, Class A2, 5.09%, 10/12/52	3,064
1,950	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,917

	Total Commercial Mortgage-Backed Securities (Cost $57,412)	55,906

	Corporate Bonds — 34.9%
	Automobiles — 0.4%
1,300	DaimlerChrysler NA Holding Corp., 5.75%, 05/18/09 (m)	1,308

	Beverages — 0.5%
1,600	Miller Brewing Co., 4.25%, 08/15/08 (e)	1,576

	Capital Markets — 2.6%
1,500	Bear Stearns Cos., Inc. (The), 4.55%, 06/23/10 (m)	1,464
600	Goldman Sachs Group, Inc., (The), 5.30%, 02/14/12	594
500	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter VAR, 11/29/49	495
3,800	Links Finance LLC, FRN, 5.60%, 09/15/08 (e) (i)	3,803
2,350	Morgan Stanley, 4.25%, 05/15/10	2,280

		8,636

	Commercial Banks — 8.1%
2,700	Artesia Bank S.C. (Belgium), 7.25% to 09/17/07; thereafter VAR, 09/29/49 (e) (m)	2,711
1,600	BAC Capital Trust XIV, 5.63% to 03/15/12; thereafter VAR, 12/31/49 (m)	1,578

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

1,500	DBS Bank Ltd. (Singapore), VAR, 5.12%, 05/16/12 (e) (m)	1,467
1,400	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter VAR, 03/31/49 (e) (m)	1,497
1,150	Deutsche Bank Capital Funding Trust I, 7.87% to 06/30/09; thereafter VAR, 12/31/49 (e) (m)	1,202
900	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e)	936
1,000	Hana Bank (South Korea), 4.13%, 03/11/09	977
2,300	HSBC Capital Funding LP, 9.55% to 06/30/10; thereafter VAR, 12/29/49 (e)	2,552
1,350	ICICI Bank Ltd. (Singapore), 5.75%, 11/16/10 (e)	1,349
	Landsbanki Islands HF (Iceland),
850	6.10%, 08/25/11 (e)	865
1,000	FRN, 6.06%, 08/25/09 (e)	1,010
3,050	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14	3,046
2,450	Royal Bank of Scotland Group plc ADR (United Kingdom), Series 1, 9.12%, 03/31/49	2,674
1,750	VTB Capital SA for Vneshtorgbank (Luxembourg), FRN, 6.10%, 09/21/07 (e) (m)	1,753
1,950	Wachovia Capital Trust III, 5.80% to 03/15/11; thereafter VAR, 03/15/42	1,953
	Woori Bank (South Korea),
1,150	VAR, 4.88%, 07/02/13	1,140
600	VAR, 6.12%, 05/03/16 (e)	607

		27,317

	Consumer Finance — 0.7%
800	Capital One Financial Corp., 5.70%, 09/15/11 (m)	800
1,700	International Lease Finance Corp., 5.35%, 03/01/12	1,684

	Diversified Financial Services — 9.9%	2,484

3,250	BNP US Funding LLC, 7.74% to 12/05/07; thereafter VAR, 12/29/49 (e) (m)	3,285
	CIT Group, Inc.,
1,500	5.40%, 02/13/12 (m)	1,478
1,914	5.75%, 09/25/07 (m)	1,916
	Counts Trust,
2,050	Series 2002-10, FRN, 6.14%, 08/15/07 (e) (i)	2,055
2,050	Series 2002-11, FRN, 6.19%, 08/15/07 (e) (i)	2,054
1,800	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter VAR, 12/29/49	1,775
400	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e)	400
4,000	K2 Corp., VAR, 5.37%, 02/15/09 (i)	4,000
3,800	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter VAR, 12/31/49 (e)	3,960
6,050	Natexis Ambs Co. LLC, 8.44% to 06/30/08; thereafter VAR, 12/29/49 (e)	6,224
3,100	RACERS, Series 2005-16, Class C, FRN, 5.34%, 09/20/07 (e) (i)	3,099
1,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.71%, 11/13/09 (e)	1,302
1,500	ZFS Finance USA Trust I, VAR, 5.87%, 05/09/32 (e)	1,486

		33,034

	Diversified Telecommunication Services — 0.6%
1,900	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11	1,925

	Electric Utilities — 1.7%
1,400	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	1,395
	Appalachian Power Co.,
1,000	3.60%, 05/15/08 (m)	981
650	5.55%, 04/01/11 (m)	650
2,800	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	2,795

		5,821

	Food & Staples Retailing — 0.4%
1,400	CVS Caremark Corp., 4.00%, 09/15/09 (m)	1,357

	Food Products — 0.5%
1,800	Tate & Lyle International Finance plc (United Kingdom), 5.00%, 11/15/14 (e)	1,668

	Insurance — 1.5%
900	Allstate Corp. (The), 7.20%, 12/01/09 (m)	938

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

2,000	Genworth Financial, Inc., 5.23%, 05/16/09	1,991
2,150	Hartford Financial Services Group, Inc., 5.66%, 11/16/08	2,151

		5,080

	Media — 3.1%
1,000	Comcast Cable Communications LLC, 6.75%, 01/30/11 (m)	1,040
2,850	COX Communications, Inc., 4.63%, 01/15/10 (m)	2,790
1,800	Time Warner Entertainment Co., LP, 7.25%, 09/01/08	1,834
2,500	Time Warner, Inc., 5.50%, 11/15/11	2,486
2,200	Viacom, Inc., 5.75%, 04/30/11	2,204

		10,354

	Multi-Utilities — 1.1%
2,100	Dominion Resources, Inc., SUB, 5.69%, 05/15/08 (m)	2,101
1,700	Midamerican Energy Holdings Co., 7.52%, 09/15/08 (m)	1,739

		3,840

	Oil, Gas & Consumable Fuels — 1.7%
2,450	Pemex Project Funding Master Trust, FRN, 6.65%, 06/15/10 (e)	2,524
3,022	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e)	3,019

		5,543

	Real Estate Investment Trusts (REITs) — 0.7%
	iStar Financial, Inc.,
800	5.38%, 04/15/10	792
1,750	Series B, 4.88%, 01/15/09	1,730

		2,522

	Real Estate Management & Development — 0.8%
2,750	Socgen Real Estate Co. LLC, 7.64% to 09/30/07; thereafter VAR, 12/29/49 (e)	2,768

	Thrifts & Mortgage Finance — 0.6%
1,900	Washington Mutual Preferred Funding Delaware, 6.53% to 03/15/11; thereafter VAR, 03/29/49 (e)	1,857

	Total Corporate Bonds (Cost $118,267)	117,090

	Foreign Government Securities — 4.5%
4,670	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	4,664
3,200	Province of Manitoba (Canada), 4.90%, 12/06/16	3,103
4,550	Republic of Chile (Chile), FRN, 5.75%, 01/28/08 (m)	4,554
1,100	Russian Federation (Russia), 10.00%, 06/26/07 (e)	1,103
1,500	United Mexican States (Mexico), FRN, 6.05%, 01/13/09	1,513

	Total Foreign Government Securities (Cost $15,220)	14,937

	Mortgage Pass-Through Securities — 11.1%
	Federal National Mortgage Association Various Pools,
65	7.00%, 07/01/35 (m)	67
25,867	7.00%, 04/01/37 (m)	26,651
2,500	TBA, 5.50%, 06/25/37	2,441
8,200	TBA, 6.00%, 07/25/36	8,187
13	Government National Mortgage Association Pool, 8.50%, 08/15/30	14

	Total Mortgage Pass-Through Securities (Cost $37,456)	37,360

	U.S. Government Agency Securities — 2.1%
6,700	Federal National Mortgage Association,
	7.25%, 01/15/10 (m) (Cost $7,087)	7,040

	Total Long-Term Investments (Cost $342,644)	338,498

Number of Contracts

	Options Purchased — 0.6%
	Call Options Purchased — 0.0% (g)
-(h)	30 Day Federal Funds Expiring 09/17/07 @ $95.75, American Style	-(h)

Notional Amount ($)

	Call Options Purchased on Interest Rate Swaps:
19,400	Expiring 11/02/09. If exercised the Fund pays floating 3 month LIBOR and receives 4.49% expiring 11/04/19,
	European Style	151

	Total Call Options Purchased	151

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Receiver/Payer Straddles on Interest Rate Swaps - 0.4%
26,960	Expiring 06/01/07. If exercised the Fund pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	179
3,945	Expiring 06/04/07. If exercised the Fund pays/receives 5.07% and receives/pays floating 3 month LIBOR expiring 06/06/12, European Style	49
2,170	Expiring 06/11/07. If exercised the Fund pays/receives 5.21% and receives/pays floating 3 month LIBOR expiring 06/13/17, European Style	42
6,816	Expiring 06/13/07. If exercised the Fund pays/receives 4.99% and receives/pays floating 3 month LIBOR expiring 06/15/08, European Style	29
8,520	Expiring 06/15/07. If exercised the Fund pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	31
18,050	Expiring 01/03/08. If exercised the Fund pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	89
18,050	Expiring 01/03/08. If exercised the Fund pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	83
26,900	Expiring 01/04/08. If exercised the Fund pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	141
17,700	Expiring 01/07/08. If exercised the Fund pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	83
50,780	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	152
3,567	Expiring 03/05/10. If exercised the Fund pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	143
2,515	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	135
2,010	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	108
4,275	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	227

	Total Receiver/Payer Straddles on Interest Rate Swaps	1,491

Number of Contracts

	Put Options Purchased — 0.1%
-(h)	30 Day Federal Funds Expiring 07/30/07 @ $94.75, American Style	2
-(h)	90 Day Eurodollar Future Expiring 07/31/07 @ $94.81, American Style	15
-(h)	90 Day Eurodollar Future Expiring 12/17/07 @ $94.75, American Style	17

Notional Amount ($)

	Payer/Receiver Straddles on Interest Rate Swaps - 0.1%
3,900	Expiring 06/25/07. If exercised the Fund pays/receives 5.30% and receives/pays floating 3 month LIBOR expiring 06/27/12, European Style	25
	Put Options Purchased on Interest Rate Swaps:
9,370	Expiring 06/15/07. If exercised the Fund pays 4.91% and receives floating 3 month LIBOR expiring 06/19/08, European Style	46

758	Expiring 06/25/07. If exercised the Fund pays 5.43% and receives floating 3 month LIBOR expiring 06/27/17, European Style	5
9,755	Expiring 07/24/07. If exercised the Fund pays 5.51% and receives floating 3 month LIBOR expiring 07/26/12, European Style	19
16,013	Expiring 08/20/07. If exercised the Fund pays 5.58% and receives floating 3 month LIBOR expiring 08/20/07, European Style	78
18,670	Expiring 09/14/07. If exercised the Fund pays 4.84% and receives floating 3 month LIBOR expiring 09/18/08, European Style	95
7,197	Expiring 02/16/10. If exercised the Fund pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	165
	Total Put Options Purchased	467

	Total Options Purchased
	(Cost $2,802)	2,109

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Short-Term Investments — 2.0%
	Investment Company — 1.8%
6,091	JPMorgan Prime Money Market Fund (b) (m) Cost ($6,091)	6,091

Principal Amount $

	U.S. Treasury Securities — 0.2%
510	U.S. Treasury Bill 4.75%, 08/09/07 (k) (m) (n) Cost ($505)	505

	Total Short-Term Investments Cost ($6,596)	6,596

	Total Investments — 103.6%
	(Cost $352,042)	347,203
	Liabilities in Excess of Other Assets — (3.6)%	(12,173)

	NET ASSETS — 100.0%	$335,030

Percentages indicated are based on net assets.
Aggregate gross unrealized appreciation	$1,249
Aggregate gross unrealized depreciation	(6,088)

Net unrealized depreciation	$(4,839)

Federal income tax cost of investments	$352,042

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	10 Year Swap	June, 2007	$729	$(12)
58	30 Day Federal Funds	August, 2007	22,901	(7)
57	Eurodollars	September, 2007	13,490	(3)
52	2 Year U.S. Treasury Notes	September, 2007	10,597	— (h)
30	10 Year U.S. Treasury Notes	September, 2007	3,191	(8)

	Short Futures Outstanding
(72)	Eurodollars	June, 2007	(17,035)	83
(45)	2 Year U.S. Treasury Notes	September, 2007	(9,171)	7
(271)	5 Year U.S. Treasury Notes	September, 2007	(28,303)	68
(72)	Eurodollars	September, 2007	(17,040)	52
(56)	Eurodollars	December, 2007	(13,259)	106
(60)	Eurodollars	March, 2008	(14,218)	51
(48)	Eurodollars	June, 2008	(11,381)	(45)

				$292

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

$(2,500)	FNMA, TBA, 5.50%, 04/25/37	$(2,440)
	(Proceeds received $2,579)

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Call Options Written on Interest Rate Swaps ****
		Option	Swap
Counterparty	Exercise Rate *	Expiration Date	Expiration Date	Notional Amount	Value

Goldman Sachs Capital Management	4.74% semi-annually	06/01/07	06/05/08	$26,960	$-
Merrill Lynch Capital Services	4.46% semi-annually	03/15/10	03/17/12	17,040	(56)

(Premiums Received $124)					$(56)

Put Options Written on Interest Rate Swaps****
		Option	Swap
Counterparty	Exercise Rate **	Expiration Date	Expiration Date	Notional Amount	Value

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$19,400	$(335)
Citibank, N.A.	5.66% semi-annually	07/24/07	07/26/12	19,510	(13)
Goldman Sachs Capital Management	5.33% semi-annually	06/18/07	06/20/17	6,032	(64)
Merrill Lynch Capital Services	5.46% semi-annually	03/15/10	03/17/12	17,040	(134)

(Premiums Received $503)					$(546)

Receiver/Payer Straddle on Interest Rate Swaps****
		Option	Swap
Counterparty	Exercise Rate ***	Expiration Date	Expiration Date	Notional Amount	Value

Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	$8,850	$(409)
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	43,541	(398)
Barclays Bank plc	5.30% semi-annually	03/22/12	03/26/17	6,413	(296)
Bear Stearns	5.24% semi-annually	01/04/10	01/06/20	3,154	(204)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	5,189	(271)
Goldman Sachs Capital Management	5.51% semi-annually	05/09/12	05/11/22	3,655	(278)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	2,321	(308)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	17,040	(307)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	2,098	(140)

(Premiums Received $2,965)					$(2,611)

* The Fund would receive a floating rate based on 3-month Ubd LIBOR, if exercised.
** The Fund would pay a floating rate based on 3-month Ubd LIBOR, if exercised.
*** The Fund would pay or receive a floating rate based on 3-month Ubd LIBOR, if exercised.
**** European Style

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	Rate Type (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	$9,447	$9,447
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	04/30/08	32,445	-
Barclays Bank plc	5.07% semi-annually	3 month LIBOR quarterly	11/13/11	1,960	1,960
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	19,422	19,422
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20	2,362	2,362
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	325	325
Citibank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	05/21/12	1,975	-
Citibank, N.A.	3 month LIBOR quarterly	5.22% semi-annually	05/22/12	990	-
Citibank, N.A.	3 month LIBOR quarterly	5.29% semi-annually	05/25/12	980	-
Credit Suisse International	3 month LIBOR quarterly	5.14% semi-annually	06/15/08	2,428	2,428
Credit Suisse International	3 month LIBOR quarterly	5.30% semi-annually	06/15/08	5,299	5,299
Credit Suisse International	3 month LIBOR quarterly	5.19% semi-annually	01/07/09	9,374	9,374
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	01/08/09	4,848	4,848
Credit Suisse International	3 month LIBOR quarterly	5.06% semi-annually	01/08/09	4,573	4,573
Credit Suisse International	3 month LIBOR quarterly	5.32 semi-annually	01/08/09	10,350	10,350
Credit Suisse International	3 month LIBOR quarterly	4.98% semi-annually	01/09/09	7,784	7,784
Credit Suisse International	5.31 semi-annually	3 month LIBOR quarterly	03/17/12	5,804	5,804
Credit Suisse International	5.60% semi-annually	3 month LIBOR quarterly	01/06/17	1,490	1,490
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	184	184
Deutsche Bank AG, New York	5.30% semi-annually	3 month LIBOR quarterly	01/26/17	1,400	1,400
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	235	235
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08	13,075	-
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.34% semi-annually	06/05/08	13,885	-
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.93% semi-annually	01/07/09	8,347	8,347
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.18% semi-annually	05/11/17	1,931	1,931
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08	7,005	7,005
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.10% semi-annually	01/31/09	48,900	48,900
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.20% semi-annually	06/15/08	7,609	7,609
Merrill Lynch Capital Services	5.15% semi-annually	3 month LIBOR quarterly	03/17/12	2,537	2,537

					$163,613

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Alltel, 7.00%, 07/01/12	Morgan Stanley Capital Services	Buy	117 BPS quarterly	03/20/14	$1,025	$90
AT&T, 5.88%, 08/15/12	Goldman Sachs Capital Management	Buy	41.5 BPS quarterly	06/20/17	1,150	2
Autozone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	950	-	(h)
Bear Stearns & Co., 7.63%, 12/17/09	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	4,900	1
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	8,800	39
Coca-Cola, 6.13%, 08/15/11	Goldman Sachs Capital Management	Buy	35 BPS quarterly	06/20/17	550	-	(h)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	3,000	24
Dow Jones CDX. NA.IG. HVOL.8, 06/20/12	Barclays Bank plc	Buy	75 BPS quarterly	06/20/12	10,000	49
FHLMC, 5.88%, 03/21/11	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	9,600	-	(h)
Gannett Co., 6.38%, 04/01/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	1,350	-	(h)
Gannett Co., 6.38%, 04/01/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	550	13
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,490	4
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	4,000	6
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	23,000	20
Goldman Sachs Group, Inc., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	4,900	1
Goldman Sachs Group, Inc., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	9,000	1
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	2,500	4
Kroger Co. (The), 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	950	-	(h)
Lehman Brothers, Inc., 6.63%, 01/18/12	Bear Stearns Credit Products	Sell	8 BPS quarterly	06/20/07	7,400	1
Marriot International, 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	600	-	(h)
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	650	-	(h)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	6,000	3
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	4,900	1
MGIC, 5.38%, 11/01/15	Deutsche Bank AG, New York	Sell	53 BPS quarterly	06/20/12	1,000	2
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	2,600	2
Morgan Stanley Dean Witter, 6.60%, 04/01/12	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	4,900	1
Mors Mittal Steel Co., NV 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,900	2
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	650	8
Nordstrom, 6.95%, 03/14/28	Goldman Sachs Capital Management	Buy	30 BPS quarterly	03/20/14	1,300	-	(h)
Proctor & Gamble	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	7,200	1
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	860	10
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12	1,630	15
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	1,690	16
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	8
Rosnru	BNP Paribas	Sell	50 BPS quarterly	08/25/07	3,400	4
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS quarterly	03/20/09	330	3
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS quarterly	02/20/09	3,240	22
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	330	-	(h)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	103
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	15,000	339
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	10,000	360
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	3,240	-	(h)
Safeway, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	850	-	(h)
Sara Lee Corp., 6.25%, 09/15/11	Bear Stearns	Buy	74 BPS quarterly	03/20/17	900	2
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	1,100	-	(h)
SunTrust Capital, 2.48%, 03/15/28	Deutsche Bank AG, New York	Sell	48 BPS quarterly	06/30/07	12,400	12
Tate & Lyle, 6.50%, 06/28/12	Lehman Brothers Special Financing	Buy	42 BPS quarterly	12/20/14	1,800	19
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	26,260	-
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	-
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	15,000	-
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	11,670	206
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	10,000	-
Viacom, Inc., 5.75%, 04/30/11	Bear Stearns	Buy	46 BPS quarterly	06/20/11	2,200	-	(h)
VTB Capital SA for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	1,650	3
VTB Capital SA for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS quarterly	05/20/12	710	4

						$1,401

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Citibank, N.A. (b)	U.S. Treasury Note, 3.38%, 09/15/09	$97.41	06/04/07	$52,200.00	$(332.00)
Citibank, N.A. (a)	U.S. Treasury Note, 4.13%, 08/15/10	98.78	06/04/07	25,600	238
Citibank, N.A. (a)	FNMA, 30 Year, 5.50%, TBA	98.84	06/05/07	11,100	134
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.63	06/05/07	16,700	126
Credit Suisse International (b)	U.S. Treasury Note, 4.75%, 12/31/08	99.99	06/18/07	173,000	(547)
Lehman Brothers Special Financing (a)	U.S. Treasury Note, 4.88%, 01/31/09	100.27	06/14/07	52,000	225

					$(156)

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Forward Rate Agreements

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Merrill Lynch Capital Services	3 month LIBOR quarterly	5.26% semi-annually	09/17/07	$70,250	$(12)
Merrill Lynch Capital Services	4.67% semi-annually	3 month LIBOR quarterly	06/16/08	106,400	59

					$47

Total Return Swaps

Swap Counterparty	REFERENCED OBLIGATION	PAYEMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	$3,000	$2
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	8,400	6

						$8

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

ADR	American Depositary Receipt.

CMO	Collateralized Mortgage Obligation.

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of February 28, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate

RACERS	Restructured Asset Securities with Enhanced Returns.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.

TBA	To Be Announced.

VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 27, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

July 27, 2007